Share-Based Compensation	12 Months Ended
Dec. 31, 2018
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Share-Based Compensation

38. SHARE-BASED COMPENSATION

The Santander UK group operates share schemes and arrangements for eligible employees. The main current schemes are the Sharesave Schemes, the Long-Term Incentive Plan (the LTIP), the Deferred Shares Bonus Plan and the Partnership Shares scheme. All the share options and awards relate to shares in Banco Santander SA.

The amount charged to the income statement in respect of share-based payment transactions is set out in Note 6. The total carrying amount at the end of the year for liabilities arising from share-based payment transactions was £7.7m (2017: £16.7m), of which £0.7m had vested at 31 December 2018 (2017: £nil).

a) Sharesave Schemes

The Santander UK group launched its eleventh HM Revenue & Customs approved Sharesave Scheme under Banco Santander SA ownership in September 2018. The first ten Sharesave Schemes were launched each year from 2008 to 2017 under broadly similar terms. Under the Sharesave Scheme’s HMRC-approved savings limits, eligible employees may enter into contracts to save between £5 and £500 per month. For all schemes, at the end of a fixed term of three or five years after the grant date, the employees can use these savings to buy shares in Banco Santander SA at a discount, calculated in accordance with the rules of the scheme. The discount is currently 10% of the average middle market quoted price of Banco Santander SA shares over the first three dealing days prior to invitation. The vesting of awards under the scheme depends on continued employment with the Banco Santander SA group. Participants in the scheme have six months from the date of vest to exercise the option.

The table below summarises movements in the number of options during the year, and changes in weighted average exercise price over the same period.

	2018		2017		2016
	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £
Outstanding at 1 January	27,201	3.12	28,916	3.08	24,762	3.53
Granted	6,210	3.46	3,916	4.02	17,296	4.91
Exercised	(3,340)	3.16	(1,918)	3.77	(338)	3.67
Forfeited/expired	(3,233)	3.76	(3,713)	3.40	(12,804)	3.51

Outstanding at 31 December	26,838	3.12	27,201	3.12	28,916	3.08

Exercisable at 31 December	10,370	2.81	5,200	3.17	2,334	4.30

The weighted average share price at the date the options were exercised was £3.79 (2017: £4.96, 2016: £3.79).

The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2018 and 2017.

	2018		2017
	Weighted average	Weighted	Weighted average	Weighted
	remaining	average	remaining	average
	contractual life	exercise price	contractual life	exercise price
Range of exercise prices	Years	£	Years	£
£2 to £ 3	2	2.75	3	2.75
£3 to £4	3	3.36	1	3.17
£4 to £5	3	4.11	3	4.21

The fair value of each option for 2018, 2017 and 2016 has been estimated at the date of acquisition or grant using a partial differentiation equation model. This model uses assumptions on the risk free interest rate, dividend yields, the expected volatility of the underlying shares and the expected lives of options granted under 3 and 5 year schemes. The weighted average grant-date fair value of options granted during the year was £0.53 (2017: £1.02, 2016: £0.65).

b) LTIP

In 2014 and 2015, conditional cash awards were made to certain Executive Directors, Key Management Personnel (as defined in Note 39) and other nominated individuals which are converted into shares in Banco Santander SA at the time of vesting and deferred for three years. There have been no LTIP awards granted since 2015 due to the introduction of a single variable remuneration framework across the Banco Santander group in 2016.

The LTIP plans granted in 2014 and 2015 involve a one-year performance cycle for vesting, deferred for a further three-year period dependent upon performance conditions applied. Beneficiaries were granted an initial award determined in GBP which was converted into shares in Banco Santander SA in January 2015 and January 2016 respectively based on performance over the performance cycle. The 2014 LTIP vested at 100% in January 2015 based on Banco Santander SA’s relative Total Shareholder Return (TSR) performance in 2014 versus a comparator group and was deferred over three years. The awards lapsed during 2018 due to the performance conditions not being satisfied. The 2015 LTIP vested in January 2016, was deferred over three years and was subject to performance conditions based on Banco Santander SA’s Earnings Per Share (EPS) and Return on Tangible Equity (RoTE) performance against budget. The conditions of the 2015 LTIP have been met and will be paid out to the remaining eligible population in the first quarter of 2019 at 65.78% of the original award.

The following table summarises the movement in the value of conditional awards in the LTIPs in 2018, 2017 and 2016:

	2015 LTIP				2014 LTIP
	2018	2017		2016	2018	2017		2016
	£000	£000		£000	£000	£000		£000
Outstanding at 1 January	6,503	6,718		6,769	1,910	3,193		5,102
Forfeited/cancelled	(129)	(215	)(1)	(51)	(1,910)	(1,283	)(1)	(1,909)

Outstanding at 31 December	6,374	6,503		6,718	—	1,910		3,193

(1)	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.

See Note 39 for details of conditional share awards made to certain Executive Directors, Other Key Management Personnel and other individuals under the LTIP.

c) Deferred shares bonus plan

Deferred bonus awards are designed to align employee performance with shareholder value and encourage increased retention of senior employees. During 2017 and 2018, conditional share awards were made to employees (designated as Material Risk Takers). Such employees receive part of their annual bonus as a deferred award comprising 50% in shares, and 50% in cash. Any deferred awards are dependent on future service. For 2017 and 2018 bonus awards, deferral of the award is over a three, five or seven-year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year retention period from the point of delivery.

Material Risk Takers are required to defer either 40% or 60% of any annual bonus (40% for variable pay of less than £500,000, 60% for variable pay at or above this amount). Vesting of both deferred bonus awards and long-term bonus awards is subject to risk and performance adjustment in the event of deficient performance and prudent financial control provisions.

d) Partnership Shares scheme

A Partnership Shares scheme is operated for eligible employees under the Share Incentive Plan (SIP) umbrella. Participants can choose to invest up to £1,800 per tax year (or no more than 10% of an employee’s salary for the tax year) from pre-tax salary to buy Banco Santander SA shares. Shares are held in trust for the participants. There are no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 2,346,108 shares were outstanding at 31 December 2018 (2017: 2,147,399 shares).